Interests in Other Entities - Narrative (Details) - CAD CAD in Millions			12 Months Ended
	Apr. 11, 2016	Apr. 10, 2016	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Joint Ventures And Associates [Line Items]
Dividends received from joint ventures and associates (Note 16)			CAD 36	CAD 20
Bottom of range
Disclosure Of Joint Ventures And Associates [Line Items]
Interest in joint ventures and associates			24.99%
Top of range
Disclosure Of Joint Ventures And Associates [Line Items]
Interest in joint ventures and associates			50.00%
BSLI
Disclosure Of Joint Ventures And Associates [Line Items]
Interest in joint ventures and associates	49.00%	26.00%
Consideration paid to acquire interests in joint ventures				333
Canadian real estate joint ventures
Disclosure Of Joint Ventures And Associates [Line Items]
Increase in equity method investments			CAD 121
Consideration paid to acquire interests in joint ventures				33
Joint operations
Disclosure Of Joint Ventures And Associates [Line Items]
Investment properties and other assets			1,205	1,211
Fair value of jointly controlled assets			1,293	CAD 1,300
Joint ventures where entity is venturer
Disclosure Of Joint Ventures And Associates [Line Items]
Rental payments			9
Future rental payments to joint ventures and associates			CAD 243
Rental lease term			15 years